Disclosures Required by Swiss Law	12 Months Ended
Dec. 31, 2012
Disclosures Required by Swiss Law
Disclosures Required by Swiss Law
We are subject to statutory reporting requirements in Switzerland. The following disclosures are presented in accordance with, and are based on definitions contained in, the Swiss Code of Obligations.
Personnel expenses
Total personnel expenses were $1,233.7 million and $941.4 million in 2012 and 2011, respectively.
Fire insurance value
The fire insurance values of property, plant, and equipment was $4,684.1 million at December 31, 2012.
Risk assessment
Our board of directors is responsible for assessing our major risks and overseeing that appropriate risk management and control procedures are in place. The audit committee of the board meets to review and discuss, as determined to be appropriate, our major financial and accounting risk exposures and related policies and practices with management, the internal auditors and the independent registered public accountants to assess and control such exposures and assist the board in fulfilling its oversight responsibilities regarding our policies and guidelines with respect to risk assessment and risk management. Our risk assessment process was in place during fiscal 2012 and 2011 and followed by the board of directors.